Accumulated Other Comprehensive Loss, Equity and Redeemable Noncontrolling Interests - Changes in Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Accumulated other comprehensive loss, Beginning balance	$ (45,448)	$ (12,469)	$ 45,881
Other comprehensive income (loss) before reclassification, Accumulated other comprehensive loss	(8,009)
Accumulated other comprehensive income		(32,979)	(58,350)
Amounts reclassified from accumulated other comprehensive income (loss)	209
Net current period other comprehensive income (loss), Accumulated other comprehensive loss	(7,800)
Accumulated other comprehensive loss, Beginning balance	(53,248)	(45,448)	(12,469)
Fair value change of derivatives, Beginning balance	250
Other income (loss) before reclassifications, Fair value change of derivatives comprehensive	491
Amounts reclassified from accumulated other comprehensive income (loss), Fair value change of derivatives	(7)
Net current period other comprehensive income (loss), Fair value change of derivatives	484
Fair value change of derivatives, Ending balance	734	250
Benefit plan liability, Beginning balance	(64,018)	(27,658)	4,962
Other comprehensive income (loss) before reclassifications, Benefit plan liability	792
Amounts reclassified from accumulated other comprehensive income (loss), Benefit plan liability	216
Benefit plan liability, net of tax	1,008	(36,360)	(32,620)
Benefit plan liability, Ending balance	(63,010)	(64,018)	(27,658)
Cumulative currency translation adjustment, beginning balance	18,320	15,018	40,828
Fair value change of derivatives, Beginning balance	250	171	91
Cumulative currency translation adjustment, Change	(9,292)	3,302	(25,810)
Fair value change of derivatives, Change		79	80
Amounts reclassified from accumulated other comprehensive income (loss), Cumulative currency translation adjustment
Fair value change of derivatives, Ending balance		250	171
Net current period other comprehensive income (loss), Cumulative currency translation adjustment	(9,292)
Cumulative currency translation adjustment, Ending balance	$ 9,028	$ 18,320	$ 15,018